Expense Example {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-06 - Fidelity Managed Retirement Income Fund - Class K	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	$ 443